Intangible Assets - Schedule of Intangible Assets (Details) (10-K) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2019	Dec. 31, 2017	Dec. 31, 2019
Streak Visual Ammunition patent [Member]
Licensing agreement, life	11 years 2 months 12 days	11 years 2 months 12 days	11 years 2 months 12 days
Intangible assets, Gross	$ 950,000	$ 950,000	$ 950,000
SWK Patent Acquisition [Member]
Licensing agreement, life		15 years
Intangible assets, Gross		$ 6,124,005
Customer Relationships [Member]
Licensing agreement, life		3 years
Intangible assets, Gross		$ 1,666,774
Intellectual Property [Member]
Licensing agreement, life		3 years
Intangible assets, Gross		$ 1,773,436
Tradename [Member]
Licensing agreement, life		5 years
Intangible assets, Gross		$ 2,472,095
Licensing Agreements [Member]
Intangible assets, Gross	250,000	250,000	250,000
Accumulated amortization	(58,333)	(108,833)	(45,833)	$ (145,833)
Intangible assets, net	191,667	141,667	204,167
Patents [Member]
Intangible assets, Gross	950,000	7,074,005	950,000
Accumulated amortization	(49,627)	(134,701)	(25,166)	$ (437,760)
Intangible assets, net	$ 900,373	6,939,304	$ 924,834
Other Intangible Assets [Member]
Intangible assets, Gross		5,912,305
Accumulated amortization		(61,803)
Intangible assets, net		$ 5,850,502
Jesse James [Member]
Licensing agreement, life	5 years	5 years	5 years
Jesse James [Member] | Licensing Agreements [Member]
Intangible assets, Gross	$ 125,000	$ 125,000	$ 125,000
Jeff Rann [Member]
Licensing agreement, life	5 years	5 years	5 years
Jeff Rann [Member] | Licensing Agreements [Member]
Intangible assets, Gross	$ 125,000	$ 125,000	$ 125,000